CECL (Details 15)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 year
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios			3
Reasonable Supportable Forecast Period Macroeconomic Factors, Years			5
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			40.00%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	2.80%	0.30%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	0.80%	0.10%
Scenario, Macroeconomic scenario, Downside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	2.00%	0.50%
Scenario, Macroeconomic scenario, Downside [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	2.90%	2.40%
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			50.00%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent			10.00%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	3.90%	7.80%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	4.50%	5.40%
Scenario, Macroeconomic scenario, Upside [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	5.10%	5.20%
Scenario, Macroeconomic scenario, Upside [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	5.90%	8.60%